Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	$ 417,609
2015	810,100
Total	1,227,709
Drillship shipbuilding contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	417,609
2015	810,100
Total	$ 1,227,709